SCHWAB STRATEGIC TRUST
Schwab® Fundamental International Equity ETF
Schwab® Fundamental International Small Equity ETF
Schwab® Fundamental Emerging Markets Equity ETF
Schwab® International Dividend Equity ETF
Schwab® International Equity ETF
Schwab® International Small-Cap Equity ETF
Schwab® Emerging Markets Equity ETF
Schwab Crypto Thematic ETF
SCHWAB CAPITAL TRUST
Schwab® Fundamental International Equity Index Fund
Schwab® Fundamental International Small Equity Index Fund
Schwab® Fundamental Emerging Markets Equity Index Fund
Schwab® Fundamental Global Real Estate Index Fund
Schwab® International Index Fund
(Each, a fund)
Supplement dated September 3, 2025, to each fund’s currently effective
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectus and SAI and should be read in conjunction with these documents.
Effective September 3, 2025, all references to Jiwei Gu in each fund’s Statutory Prospectus and SAI are hereby deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG128773-00 (09/25)
00317850